Business Combinations And Capital Reorganization - Summary Of Earnings Per Share As A Result Of Reorganization (Detail)	Oct. 01, 2021	Dec. 31, 2020 shares	Dec. 31, 2019 shares	Jan. 01, 2019 shares
Impact On Earnings Per Share As A Result Of Reorganization [Line Items]
Exchange ratio	240.990795184659
Ordinary shares [member]
Impact On Earnings Per Share As A Result Of Reorganization [Line Items]
Weighted average number of ordinary shares used in calculating basic earnings per share		392,118	337,300	2,436
Shares for Basic EPS Wallbox Chargers		392,118	337,300	243,600
Exchange ratio		240.99	240.99	240.99
Adjusted number of shares		94,496,837	81,286,202	58,705,363
Common Stock Class A [Member] | Ordinary shares [member]
Impact On Earnings Per Share As A Result Of Reorganization [Line Items]
Weighted average number of ordinary shares used in calculating basic earnings per share		280,737	258,800	2,436
Common Stock Class B [Member] | Ordinary shares [member]
Impact On Earnings Per Share As A Result Of Reorganization [Line Items]
Weighted average number of ordinary shares used in calculating basic earnings per share		111,381	78,500	0